LEASES - Right-of-use lease asset and Liabilities rollforward (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Right-of-use lease asset and Liabilities
Beginning of the year	$ 1,327,660	$ 1,114,597
Depreciation of the year	1,257,538	827,320	$ 573,897
End of the year	12,144,026	1,327,660	1,114,597
Gross carrying amount
Right-of-use lease asset and Liabilities
Beginning of the year	3,688,150	2,369,326
Additions of the year	10,429,919	913,321
Exchange differences	1,709,963	405,503
End of the year	15,828,032	3,688,150	2,369,326
Accumulated depreciation
Right-of-use lease asset and Liabilities
Beginning of the year	(2,360,490)	(1,254,729)
Exchange differences	65,978	278,441
Depreciation of the year	1,257,538	827,320
End of the year	$ (3,684,006)	$ (2,360,490)	$ (1,254,729)